Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022		Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit after tax		£ 2,129		£ 2,663	[1]
Other comprehensive (loss)/income that may be recycled to profit or loss:
Currency translation reserve	[3]	2,008	[2]	(552)	[1]
Fair value through other comprehensive income reserve	[3]	(799)		(312)	[1]
Cash flow hedging reserve	[3]	(2,874)	[2]	(823)	[1]
Other comprehensive loss that may be recycled to profit or loss	[3]	(1,665)		(1,687)	[1]
Other comprehensive income/(loss) not recycled to profit or loss
Retirement benefit remeasurements		1,090	[2]	103	[1]
Own credit		855	[2]	(47)	[4]
Other comprehensive income not recycled to profit or loss		1,945		56	[1]
Other comprehensive income/(loss) for the period		280		(1,631)	[1]
Total comprehensive income for the period		£ 2,409	[2]	£ 1,032	[4]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[3]	Reported net of tax.
[4]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.